Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Schedule of Intangible Assets

	December 31, 2018				December 31, 2019
				Net book				Net book
(In thousands)	Cost	Amortization	Impairment	value	Cost	Amortization	Impairment	value
Land use rights	4,847	(872)	—	3,975	4,769	(1,017)	—	3,752
Acquired computer software	2,099	(1,546)	—	553	2,391	(1,433)	—	958
Online game licenses	6,007	(5,278)	(729)	—	5,910	(5,193)	(717)	—
Audio-visual licenses	5,714	(251)	—	5,463	5,621	(905)	—	4,716
	18,667	(7,947)	(729)	9,991	18,691	(8,548)	(717)	9,426

Schedule of Amortization Expense Recognized

	Years ended December 31
(In thousands)	2017	2018	2019
Cost of revenues	241	266	5
General and administrative expenses	415	721	1,136
Research and development expenses	1,445	244	59
Total	2,101	1,231	1,200

Schedule of Estimated Aggregate Amortization Expense

(In thousands)	Intangible assets
2020	1,186
2021	1,010
2022	976
2023	963
2024 and thereafter	5,291

Schedule of Weighted Average Amortization Periods of Intangible Assets

(In year)	December 31, 2018	December 31, 2019
Land use right	30	30
Acquired computer software	5	5
Online game licenses	3	3
Audio-visual license	9	9
Total weighted average amortization periods	12	12